Non-Controlling Interest - Aggregation of Subsidiaries (Details) - Subsidiaries with material non-controlling interests [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Controlling Interests [Line Items]
Revenue	$ 5,224
Income/(loss) for the year	(54,869)
Other comprehensive income	0
Total comprehensive income/(loss) for the year	(54,869)
Total assets	68,339
Total liabilities	185,809
Net assets/(liabilities)	(117,470)
Internal
Non-Controlling Interests [Line Items]
Revenue	0	$ 6,079	$ 2,195
Income/(loss) for the year	0	(24,289)	(8,454)
Other comprehensive income	0	0	0
Total comprehensive income/(loss) for the year	0	(24,289)	(8,454)
Total assets	0	17,614
Total liabilities	0	11,510
Net assets/(liabilities)	0	6,104
Controlled Founded Entities
Non-Controlling Interests [Line Items]
Revenue	5,224	1,968	18,504
Income/(loss) for the year	(55,942)	(26,250)	(26,206)
Other comprehensive income	0	0	(214)
Total comprehensive income/(loss) for the year	(55,942)	(26,250)	(26,420)
Total assets	68,346	5,290
Total liabilities	200,430	50,554
Net assets/(liabilities)	(132,084)	(45,264)
Non-Controlled Founded Entities
Non-Controlling Interests [Line Items]
Revenue	0	0	20
Income/(loss) for the year	0	(47,905)	(41,239)
Other comprehensive income	0	(10)	(214)
Total comprehensive income/(loss) for the year	0	(47,915)	$ (41,453)
Total assets	0	0
Total liabilities	0	0
Net assets/(liabilities)	0	$ 0
Intra-group eliminations
Non-Controlling Interests [Line Items]
Income/(loss) for the year	1,073
Total comprehensive income/(loss) for the year	1,073
Total assets	(7)
Total liabilities	(14,621)
Net assets/(liabilities)	$ 14,615